Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net Income	$ 8,107	$ 3,087	$ 2,477
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,129	1,074	1,067
Right of use asset amortization	329	313	278
Provision for (recovery of) loan losses	2,387	(588)	90
(Gain) loss on sale of securities available for sale	(71)	35
(Gain) loss on sale of premises and equipment	69	(6)	4
(Gain) loss on sale of OREO	(24)	40	(11)
Gain on sale of mortgage loans	9,401	2,877	1,349
OREO write-downs	21	237	(12)
Unrealized gain on equity securities	(451)
Net amortization of premium on investment securities available for sale	537	555	767
Net amortization of premium on investment securities held to maturity	145	139	146
Amortization of mortgage servicing rights	1,132	831	663
Originations and purchases of mortgage loans for sale	(342,680)	(124,973)	(97,764)
Proceeds from sales of mortgage loans for sale	328,160	123,134	95,369
Mortgage interest rate lock commitments	(2,073)
Loan servicing assets	(3,366)	(704)	(388)
Accrued interest receivable	(857)	97	(54)
Prepaid assets	(432)	(156)	228
Cash surrender value of life insurance	(140)	(125)	(125)
Miscellaneous other assets	(390)	1,125	(34)
Deferred income taxes	(151)	15	(39)
Accrued interest payable	(34)	39	(132)
Mortgage forward sales commitments	388
Miscellaneous other liabilities	1,021	(6)	397
Net cash provided by operating activities	2,157	7,040	4,276
Cash flows from investing activities
Proceeds from sales of investment securities available for sale	17,358	3,351
Proceeds from maturities, calls and paydowns of securities available for sale	11,206	23,919	7,853
Proceeds from maturities, calls and paydowns of securities held to maturity	5,656	270	475
Purchase of investment securities available for sale	(127,035)	(22,466)	(4,934)
Purchase of investment securities held to maturity	(20,580)	(3,000)
Purchase of equity securities	(901)
Purchase of investments in other assets	(1,120)
Net change in restricted stock	(22)	(50)	(27)
Net (increase) decrease in loans	(109,757)	12,034	(13,433)
Purchase of premises and equipment	(720)	(1,576)	(1,107)
Proceeds from sale of OREO	497	543	1,533
Proceeds from sale of premises, equipment and other assets	94	189	4
Net cash provided (used) by investing activities	(225,324)	13,214	(9,636)
Cash flows from financing activities
Net increase in deposit accounts	157,318	18,977	54,273
Net increase (decrease) in federal funds purchased and other short-term borrowings	84	(564)	(562)
Proceeds from long-term borrowings	1,000	9,992	440
Repayment of long-term debt		(9,974)
Repurchase of common stock, net	(991)	(850)	(747)
Stock option exercise			65
Dividends paid on preferred stock (noncontrolling interest)	(567)	(564)	(570)
Cash paid for fractional shares	(7)	(7)	(8)
Net cash provided by financing activities	156,837	17,010	52,891
Increase (decrease) in cash and cash equivalents	(66,330)	37,264	47,531
Cash and cash equivalents, beginning of year	155,198	117,934	70,403
Cash and cash equivalents, end of year	88,868	155,198	117,934
Supplemental disclosures of cash flow information
Interest paid	2,250	3,526	2,014
Income taxes paid	2,271	933	503
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	3,837	2,017	(587)
Initial right of use asset for leased properties		2,256
Initial lease liability for leased properties		2,308
Extension of right of use asset for leased properties	821
Extension of lease liability for leased properties	874
Loans transferred to foreclosed real estate		267	$ 160
Company financed OREO	$ 90	$ (70)